SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of computation of basic and diluted loss per ordinary share

	Three Months Ended June 30, 2020	Six Months Ended June 30, 2020
Net loss	$(56,565)	$(56,565)
Less: Income attributable to ordinary shares subject to possible redemption	(61,695)	(61,695)

Adjusted net loss	$(118,260)	$(118,260)

Weighted average shares outstanding, basic and diluted	22,399,101	18,221,528

Basic and diluted net loss per ordinary share	$(0.01)	$(0.01)